Related party transactions - Disclosure of transactions between related parties (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Related party transactions [abstract]
Collection	€ 3,281
Receivables	863
Payments	(8,139)
Liabilities	(2,587)
Net collection (payments)	(4,858)
Net receivables (liabilities)	€ (1,724)